ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Amortization of Intangible Assets	5,846	8,870	9,692